Net Income/(Loss) per Share	12 Months Ended
Dec. 31, 2018
Net Income/(Loss) per Share
Net Income/(Loss) per Share

21. Net Income/(Loss) per Share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the years indicated (amounts in thousands, except for number of shares (or ADSs) and per share (or ADS) data):

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net income/(loss) per Class A and Class B ordinary share - basic:
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	80,611	37,472	(63,222)	(9,195)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	571,298,943	573,096,266	580,516,101	580,516,101
Weighted average number of contingently issuable shares	2,222,593	1,690,621	568,352	568,352
Denominator used in computing net income/(loss) per share — basic	573,521,536	574,786,887	581,084,453	581,084,453
Net income/(loss) per Class A and Class B ordinary share — basic	0.14	0.07	(0.11)	(0.02)
Net income/(loss) per Class A and Class B ordinary share - diluted:
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	80,611	37,472	(63,222)	(9,195)
Denominator:
Denominator used in computing net income/(loss) per share — basic	573,521,536	574,786,887	581,084,453	581,084,453
Share-based awards	3,516,370	15,647,020	—	—
Denominator used in computing net income/(loss) per share — diluted	577,037,906	590,433,907	581,084,453	581,084,453
Net income/(loss) per Class A and Class B ordinary share — diluted	0.14	0.06	(0.11)	(0.02)
Net income/(loss) per ADS (1 ADS represents 8 Class A ordinary shares):
Denominator used in computing net income/(loss) per ADS — basic	71,690,192	71,848,361	72,635,557	72,635,557
Denominator used in computing net income/(loss) per ADS — diluted	72,129,738	73,804,238	72,635,557	72,635,557
Net income/(loss) per ADS — basic	1.12	0.52	(0.87)	(0.13)
Net income/(loss) per ADS — diluted	1.12	0.51	(0.87)	(0.13)

The Company has included 2,222,593,  1,690,621 and 568,352 contingently issuable shares in the denominator used in computing basic and diluted net income/(loss) per share for the years ended December 31, 2016, 2017 and 2018, respectively. These shares are contingently issuable upon the holders’ request without other substantive conditions and for no further consideration. There were 30,953,329,  2,223,005 and 35,183,115 options to purchase ordinary shares have been excluded from the computation of diluted net income/(loss) per share for the years ended December 31, 2016, 2017 and 2018, respectively, as their effects would be anti-dilutive.